May 1, 2002


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

        Re:    The Variable Annuity Account A of
               Great-West Life & Annuity Insurance Company
               Certification Pursuant to Rule 497(j) under the Securities Act of 1933
               File No. 811- 01737

Ladies and Gentlemen:

        In lieu of filing the form of prospectus for Variable Annuity Account A, (the Account) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

        (1) the form of prospectus that would have been filed under paragraph (c) of rule 497 does not differ from that contained in amendment no. 27 to the Account's registration statement on Form N-1, the most recent amendment to the Account's registration statement; and

        (2) the text of amendment no. 27 to the Account's registration statement on Form N-1, the most recent amendment to the Account's registration statement has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 25, 2002.

        If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737- 4285.

Variable Annuity Account A of
Great-West Life & Annuity Insurance Company
(Registrant)


By:  s/s Arnie A. Beckman
        Arnie A. Beckman
        Attorney
        Great-West Life & Annuity Insurance Company